UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street  Omaha, Nebraska     68137

(Address of principal executive offices)        (Zip code)

Emile Moulineax

             Gemini Fund Services, LLC,  4020 South 147th Street  Omaha, Nebraska  68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period: 3/31

Item 1.  Schedule of Investments.

EM Capital India Gateway Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2011
		Shares		Value

COMMON STOCK - 58.32%
AUTO MANUFACTURERS - 5.73%
Bajaj Auto Ltd.		755		$ 24,779
Mahindra & Mahindra Ltd.		440		6,912
Maruti Suzuki India Ltd. *		400		11,324
Tata Motors Ltd.		400		11,200
				54,215
BANKS - 7.70%
Axis Bank Ltd.*		400		12,595
Central Bank Of India *		1,680		1,481
Central Bank Of India		2,800		8,824
Corp Bank*		1,020		14,555
Dena Bank*		2,800		6,531
Dhanlaxmi Bank Ltd.*		3,200		8,125
State Bank of India *		150		9,303
Yes Bank Ltd. *		1,650		11,457
				72,871
BEVERAGES - 1.02%
Empee Distilleries Ltd.		1,000		2,444
Radico Khaitan Ltd. *		470		1,373
United Breweries Ltd. *		333		3,585
United Spirits Ltd. *		100		2,298
				9,700
BUILDING MATERIALS - 0.25%
Gujarat Sidhee Cement Ltd. *		2,800		694
JK Cement Ltd.*		520		1,644
				2,338
CHEMICALS - 0.90%
Asian Paints Ltd.		150		8,498

COMPUTERS - 0.92%
Infosys Technologies Ltd.		120		8,724

CONSUMER DURABLES - 1.14%
Nilkamal Ltd.		1,600		10,768

COSMETICS/PERSONAL CARE - 1.48%
Dabur India Ltd.		6,500		14,010

DIVERSIFIED FINANCIAL SERVICES - 4.81%
Dewan Housing Finance Corp. Ltd.		400		2,405
Financial Technologies India Ltd.		520		10,075
Housing Development Finance Corp.		500		7,864
Magma Fincorp Ltd.		8,100		10,964
Motilal Oswal Financial Services Ltd.		600		1,735
Shriram Transport Finance Co. Ltd. *		700		12,497
				45,540
EM Capital India Gateway Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2011
		Shares		Value

EDUCATIONAL SERVICES - 0.23%
Aptech Ltd.*		1,000		$ 2,204

ELECTRIC - 1.74%
CESC Ltd.*		180		1,253
JSW Energy Ltd.		1,700		2,732
Reliance Infrastructure Ltd.		150		2,321
Torrent Power Ltd.		1,800		10,125
				16,431
ELECTRICAL COMPONENTS & EQUIPMENT - 1.81%
Alstom Projects India Ltd.*		110		1,455
Bharat Heavy Electricals Ltd.		180		8,327
Crompton Greaves Ltd.*		1,200		7,341
				17,123
ELECTRICAL COMPONENTS & EQUIPMENT - 0.03%
KEI Industries Ltd.*		600		280

ELECTRICAL ENGINEERING - 0.25%
ICSA India Ltd.		900		2,352

ENGINEERING & CONSTRUCTION - 1.20%
Larsen & Toubro Ltd.		280		10,374
Punj Lloyd Ltd. *		700		1,015
				11,389
FOOD - 0.56%
Nestle India Ltd. *		64		5,306

HAND/MACHINE TOOLS - 1.05%
Ador Fontech Ltd.		5,000		9,897

HEALTHCARE-PRODUCTS - 1.18%
Opto Circuits India Ltd. *		1,800		11,123

HEALTHCARE-SERVICES - 2.81%
Apollo Hospitals Enterprise Ltd.		1,800		19,080
Fortis Healthcare Ltd. *		2,220		7,514
				26,594
HOLDING COMPANIES-DIVERSIFIED - 0.81%
Aditya Birla Nuvo Ltd.		400		7,306
Jubilant Industries Ltd. *		92		351
				7,657
HOUSEHOLD PRODUCTS/WARES - 1.09%
Hindustan Unilever Ltd.*		450		2,898
Jyothy Laboratories Ltd.		1,500		7,402
				10,300
EM Capital India Gateway Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2011
		Shares		Value

INSURANCE - 0.89%
MAX India Ltd. *		720		$ 2,580
Reliance Capital Ltd.		450		5,886
				8,466
INVESTMENT COMPANIES - 0.09%
Bajaj Holdings and Investment Ltd.*		50		892

JEWELRY MANUFACTURING - 1.36%
Rajesh Exports Ltd. *		5,290		12,903

LODGING - 3.75%
Asian Hotels East Ltd.		160		1,047
Asian Hotels North Ltd.		160		794
Asian Hotels West Ltd.		1,360		5,829
Hotel Leela Venture Ltd.*		9,800		8,506
Indian Hotels Co. Ltd.		5,600		10,551
Royal Orchid Hotels Ltd. *		6,000		8,734
				35,461
MANUFACTURING - 0.01%
Lloyd Electric & Engineering *		100		138

MEDIA - 0.04%
Creative Eye Ltd. *		3,000		357

METAL FABRICATE/HARDWARE - 0.29%
Jindal Saw Ltd.		600		2,754

MINING - 1.18%
Hindustan Zinc Ltd.		3,600		11,127

MISCELLANEOUS MANUFACTURING - 1.59%
Everest Kanto Cylinder Ltd.*		5,180		8,998
Jain Irrigation Systems Ltd.		1,500		6,019
				15,017
OIL & GAS - 1.74%
Reliance Industries Ltd. *		700		16,471

PHARMACEUTICALS - 4.13%
Ajanta Pharma Ltd.		2,500		11,231
Alembic Ltd.*		1,000		1,641
Jubilant Life Sciences Ltd.		1,859		6,878
Ranbaxy Laboratories Ltd. *		320		3,198
Sun Pharmaceutical Industries Ltd.		1,625		16,128
				39,076
REAL ESTATE - 0.76%
Housing Development & Infrastructure Ltd. *		850		3,371
Peninsula Land Ltd. *		2,400		3,189
Puravankara Projects Ltd.		225		546
Ritesh Properties and Industries Ltd. *		600		128
				7,234
EM Capital India Gateway Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2011
		Shares		Value

SHIPBUILDING - 0.56%
Pipavav Shipyard Ltd. *		3,000		$ 5,306

SOFTWARE - 0.60%
Oracle Financial Sevices Software Ltd. *		120		5,347
Subex Ltd. *		260		314
				5,661
STORAGE/WAREHOUSING - 1.37%
Aegis Logistics Ltd.		2,000		12,939

TELECOMMUNICATIONS - 1.02%
Bharti Airtel Ltd.		1,200		9,619

TEXTILES - 1.17%
Bombay Rayon Fashions Ltd.*		1,350		7,812
Vardhman Textiles Ltd. *		560		3,249
				11,061
TRANSPORTATION - 0.25%
Great Eastern Shipping Co. Ltd *		400		2,361

TRUCK MANUFACTURING - 0.81%
Ashok Leyland Ltd.*		6,000		7,650

TOTAL COMMON STOCK				551,813
( Cost - $513,916)

EXCHANGE TRADED FUNDS - 27.00%
iShares S&P India Nifty 50 Index Fund		4,748		142,393
WisdomTree India Earnings Fund		4,560		113,042
TOTAL EXCHANGE TRADED FUNDS				255,435
( Cost - $267,999)

EXCHANGE TRADED NOTE - 19.36%
iPath MSCI India Index ETN *		2,526		183,186
TOTAL EXCHANGE TRADED NOTE
( Cost - $192,584)

TOTAL INVESTMENTS - 104.68%
( Cost - $974,499) (a)				$ 990,434
OTHER ASSETS LESS LIABILITIES - (4.68) %				(44,307)
NET ASSETS - 100.00%				$ 946,127
* Non-income producing security.
EM Capital India Gateway Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2011

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of:

Unrealized appreciation				$ 110,374
Unrealized depreciation				(94,439)
Net unrealized appreciation				$ 15,935

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission
Form N-CSR.
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs  that are less observable or unobservable in the market, the determination of fair value requires more judgment.

Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.

In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 551,813	-	-	$ 551,813
Exchange Traded Funds	$ 255,435	-	-	$ 255,435
Exchange Traded Note	$ 183,186			$ 183,186
Total	$ 990,434	-	-	$ 990,434
There were no significant transfers between Level 1 and Level 2 during the current period presented.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value.
	Common Stocks	Total
Beginning Balance	$ 688	$ 688
Net transfers in/out of level 3	(688)	(688)
Ending Balance	$ -	$ -

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date   5/18/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, President

Date

5/18/11

By (Signature and Title)

*/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date

5/18/11